Schedule of other financial assets, current (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
IfrsStatementLineItems [Line Items]
Other financial assets, current	$ 758	₨ 64,722	₨ 134,930
Interest accrued on term deposits [Member]
IfrsStatementLineItems [Line Items]
Other financial assets, current		11,930	29,583
Security deposits [member]
IfrsStatementLineItems [Line Items]
Other financial assets, current		51,938	55,700
Other financial assets including government grant [member]
IfrsStatementLineItems [Line Items]
Other financial assets, current		₨ 854	₨ 49,647